Operating Segments (Details) - Schedule Additions to Non-Current Assets	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Additions to non-current assets:
Property, plant and equipment	RM 30,000,000		RM 72,383,744	RM 56,017,056
Intangible assets				78,000,000
Additions to non-current assets				134,017,056
Revenue
Total revenue	58,186,647	12,322,458	242,132,250	443,024,003
- Inter-segment revenue
Revenue from external parties	58,186,647		242,132,250	443,024,003
Results
Profit/(Loss) before interest, depreciation and tax	(10,800,904)		59,530,730	104,543,062
- property, plant and equipment	(28,310,019)		(15,859,909)	(933,859)
- right-of-use assets	(124,572)		(126,945)	(116,801)
Amortisation of intangible asset	(27,871,638)	(5,902,507)	(22,423,148)	(15,423,146)
Finance income/(cost), Net	1,597,656		772,276	223,140
Profit/(Loss) before tax	(65,509,477)	(13,873,249)	21,893,004	88,292,396
Tax expense	10,820,643	2,291,538	5,644,221	(14,909,374)
Profit/(Loss) for the financial year	(54,688,834)	$ (11,581,711)	27,537,225	73,383,022
IoT [Member]
Additions to non-current assets:
Property, plant and equipment	30,000,000		72,383,744	56,017,056
Intangible assets				78,000,000
Additions to non-current assets				134,017,056
Revenue
Total revenue	58,186,647		242,132,250	443,024,003
- Inter-segment revenue
Revenue from external parties	58,186,647		242,132,250	443,024,003
Results
Profit/(Loss) before interest, depreciation and tax	(7,374,704)		63,598,843	106,355,733
- property, plant and equipment	(28,310,019)		(15,859,909)	(933,859)
- right-of-use assets	(124,572)		(126,945)	(116,801)
Amortisation of intangible asset	(27,871,638)		(22,423,148)	(15,423,146)
Finance income/(cost), Net	117,245		365,310	222,745
Profit/(Loss) before tax	(63,563,688)		25,554,151	90,104,672
Tax expense	10,864,620		5,676,935	(14,909,278)
Profit/(Loss) for the financial year	(52,699,068)		31,231,086	75,195,394
Investment holding and others [Member]
Additions to non-current assets:
Property, plant and equipment
Intangible assets
Additions to non-current assets
Revenue
Total revenue
- Inter-segment revenue
Revenue from external parties
Results
Profit/(Loss) before interest, depreciation and tax	(3,426,200)		(4,068,113)	(1,812,671)
- property, plant and equipment
- right-of-use assets
Amortisation of intangible asset
Finance income/(cost), Net	1,480,411		406,966	395
Profit/(Loss) before tax	(1,945,789)		(3,661,147)	(1,812,276)
Tax expense	(43,977)		(32,714)	(96)
Profit/(Loss) for the financial year	RM (1,989,766)		RM (3,693,861)	RM (1,812,372)